Pension, Savings, And Other Employee Benefits (Narrative) (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Defined Benefit Plan Disclosure [Line Items]
Estimated social security benefits age	65 years
Minimum required outstanding par value to each issue of bonds	$ 250,000,000
Threshold amortization, percentage of projected benefit obligation	10.00%
Threshold amortization, percentage of market-related value of plan assets	10.00%
Time period assumption for expected return of pension plan assets	30 years
Postretirement Benefit Costs [Member]
Defined Benefit Plan Disclosure [Line Items]
Benefit Obligations, Expected long-term rate of return	2.85%	3.93%	4.49%
Qualified Pension Postretirement Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Benefit Obligations, Expected long-term rate of return	6.60%	6.05%	6.90%
Plan Assumptions Two Thousand Fourteen [Member] | Postretirement Benefit Costs [Member]
Defined Benefit Plan Disclosure [Line Items]
Benefit Obligations, Expected long-term rate of return	6.60%
Plan Assumptions Two Thousand Fourteen [Member] | Qualified Pension Postretirement Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Benefit Obligations, Expected long-term rate of return	2.85%
Equity [Member]
Defined Benefit Plan Disclosure [Line Items]
Pension assets, target allocation	32.50%	37.50%
Fixed Income And Cash Equivalents [Member]
Defined Benefit Plan Disclosure [Line Items]
Pension assets, target allocation	67.50%	62.50%
Bonds [Member] | Maximum [Member]
Defined Benefit Plan Disclosure [Line Items]
Time period used to determine discount rate for defined benefit plan	30 years
Bonds [Member] | Minimum [Member]
Defined Benefit Plan Disclosure [Line Items]
Time period used to determine discount rate for defined benefit plan	6 months
Standard deivation from average yield	2
Non Qualified Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Contributions to non-qualified plans	5,400,000
Benefit payments in 2014	5,100,000
Funded status of the plans - underfunded	(46,900,000)	(52,700,000)
Savings Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Employee investment in qualified defined contribution plan	1.00	1.00
Employer investment in qualified defined contribution plan	100.00%	50.00%
Maximum percent of employee pre-tax contributions that may be matched by the Company	6.00%	6.00%
Total number of allocated shares held by the ESOP	9,715,343
Defined contribution plan employer discretionary contribution amount	1,700,000
Qualified Pension [Member]
Defined Benefit Plan Disclosure [Line Items]
Funded status of the plans - underfunded	(6,300,000)	(80,300,000)
Qualified Pension [Member] | First Horizon National Corporation [Member]
Defined Benefit Plan Disclosure [Line Items]
Common stock held by the plan	792,607	792,607
Flexible Benefits Contribution [Member]
Defined Benefit Plan Disclosure [Line Items]
Employee investment in qualified defined contribution plan	$ 20,400,000	$ 16,800,000	$ 17,100,000